RPAR Risk Parity ETF

SCHEDULE OF INVESTMENTS at September 30, 2023 (Unaudited)

	Shares	Value
Common Stocks - 15.8%
Biotechnology - 0.3%
Corteva, Inc.	59,571	$3,047,652

Building Materials - 0.1%
Geberit AG	1,245	624,678

Chemicals - 1.2%
CF Industries Holdings, Inc.	15,961	1,368,496
Ecolab, Inc.	10,123	1,714,836
FMC Corp.	12,586	842,885
The Mosaic Co.	27,042	962,695
Nutrien Ltd.	40,460	2,510,196
OCI N.V.	20,974	586,022
PhosAgro PJSC - GDR (2)	52,122	0
Sociedad Quimica y Minera de Chile S.A. - ADR (3)	25,981	1,550,286
Yara International ASA	22,920	873,002
		10,408,418
Distribution & Wholesale - 0.1%
Ferguson PLC	7,788	1,289,445

Energy - Alternate Sources - 0.7%
Enphase Energy, Inc. (1)	9,440	1,134,216
First Solar, Inc. (1)	7,962	1,286,580
Flat Glass Group Co. Ltd. - H Shares (1)	296,372	666,017
Plug Power, Inc. (1) (3)	60,081	456,616
SolarEdge Technologies, Inc. (1)	4,452	576,578
Vestas Wind Systems A/S	72,627	1,562,833
Xinyi Solar Holdings Ltd.	593,971	444,425
		6,127,265
Food - 0.2%
Mowi ASA	45,911	817,832
Salmar ASA	12,609	643,908
		1,461,740
Iron & Steel - 0.8%
Fortescue Metals Group Ltd.	209,366	2,826,805
Mineral Resources Ltd.	12,979	566,511
Vale S.A. - ADR	296,984	3,979,586
		7,372,902
Machinery - Diversified - 1.6%
AGCO Corp.	6,077	718,787
CNH Industrial NV - Class A	103,951	1,257,807
Deere & Co.	23,119	8,724,648
Husqvarna AB - Class B (3)	57,074	439,920
IDEX Corp.	2,087	434,138
Kubota Corp.	97,866	1,445,446
The Toro Co.	8,888	738,593
Xylem, Inc.	5,437	494,930
		14,254,269
Mining - 4.8%
Allkem Ltd. (1)	47,284	358,880
Antofagasta PLC	67,511	1,177,508
BHP Group Ltd. - ADR	177,844	10,115,767
Boliden AB	18,225	527,499
Cameco Corp.	33,765	1,345,855
China Molybdenum Co. Ltd. - Class H	1,973,167	1,267,265
First Quantum Minerals Ltd.	47,052	1,116,789
Freeport-McMoRan, Inc.	100,093	3,732,468
Glencore PLC	850,396	4,877,347
IGO Ltd.	53,614	438,066
Ivanhoe Mines Ltd. (1)	84,660	728,877
Jiangxi Copper Co. Ltd. - H Shares	405,915	636,457
Lundin Mining Corp.	52,654	394,516
MMC Norilsk Nickel PJSC - ADR (1)(2)	181,762	0
NAC Kazatomprom JSC - GDR	20,061	885,693
Pilbara Minerals Ltd.	215,026	596,743
Rio Tinto PLC - ADR	114,633	7,295,244
South32 Ltd.	309,857	677,937
Southern Copper Corp.	54,010	4,066,413
Sumitomo Metal Mining Co. Ltd.	20,252	597,008
Teck Resources Ltd. - Class A	35,644	1,541,234
		42,377,566
Oil & Gas - 5.8%
Aker BP ASA	16,211	450,947
BP PLC - ADR	66,443	2,572,673
Canadian Natural Resources Ltd.	24,493	1,591,320
Cenovus Energy, Inc.	45,226	945,999
Chevron Corp.	42,016	7,084,738
ConocoPhillips	27,555	3,301,089
Coterra Energy, Inc.	17,652	477,487
Devon Energy Corp.	14,851	708,393
Diamondback Energy, Inc.	4,123	638,570
Ecopetrol S.A. - ADR (3)	52,657	609,768
Eni S.p.A - ADR	39,353	1,256,148
EOG Resources, Inc.	13,840	1,754,358
Equinor ASA - ADR (3)	70,946	2,326,319
Exxon Mobil Corp.	88,174	10,367,499
Gazprom PJSC - ADR (1)(2)	523,190	0
Hess Corp.	7,078	1,082,934
Imperial Oil Ltd.	15,021	929,480
Inpex Corp.	32,511	491,505
LUKOIL PJSC - ADR (1)(2)	31,173	0
Marathon Oil Corp.	14,197	379,770
Novatek PJSC - GDR (1)(2)	13,358	0
Occidental Petroleum Corp.	21,100	1,368,968
Pioneer Natural Resources Co.	5,431	1,246,686
Repsol S.A.	35,315	582,158
Rosneft Oil Co PJSC - GDR (1)(2)	488,696	0
Shell PLC - ADR	75,802	4,880,133
Suncor Energy, Inc.	29,630	1,023,681
Total S.A. - ADR	58,618	3,854,720
Tourmaline Oil Corp.	8,782	443,972
Woodside Energy Group Ltd.	45,225	1,065,076
		51,434,391
Water - 0.2%
American Water Works Co., Inc.	6,977	863,962
Veolia Environnement S.A.	31,169	905,195
		1,769,157
Total Common Stock
(Cost $166,975,230)		140,167,483

Exchange Traded Funds - 35.6%
SPDR Gold MiniShares Trust (1) (3)	2,447,909	89,740,344
Vanguard FTSE Developed Markets ETF	1,033,493	45,184,314
Vanguard FTSE Emerging Markets ETF	1,757,336	68,905,145
Vanguard Total Stock Market ETF (3)	527,967	112,145,470
Total Exchange Traded Funds
(Cost $342,417,588)		315,975,273

	Principal Amount
United States Treasury Obligations - 46.9%
United States Treasury Bills - 12.4%
5.393%, 03/07/2024(4)(5)	$113,092,000	110,473,688

United States Treasury Inflation Indexed Bonds - 34.5%
2.125%, 02/15/2040	6,017,932	5,833,869
2.125%, 02/15/2041	30,058,130	29,063,176
0.750%, 02/15/2042	41,728,658	31,590,690
0.625%, 02/15/2043	44,870,349	32,573,225
1.375%, 02/15/2044	45,729,366	38,215,392
0.750%, 02/15/2044	47,477,240	34,488,578
1.000%, 02/15/2046	39,057,698	29,630,424
0.875%, 02/15/2047	38,691,097	28,191,818
1.000%, 02/15/2048	36,290,461	26,975,766
1.000%, 02/15/2049	24,331,630	17,943,164
0.250%, 02/15/2050	21,709,127	12,765,957
0.125%, 02/15/2051	10,886,719	6,053,852
0.125%, 02/15/2052	12,330,902	6,763,750
1.500%, 02/15/2053	6,859,295	5,666,945
		305,756,606

Total United States Treasury Obligations
(Cost $560,986,832)		416,230,294

	Shares
Short-Term Invesments - 0.0% (6)
Money Market Funds - 0.0% (6)
First American Government Obligations Fund, Class X, 5.265% (7)	97,004	97,004
Total Short-Term Investments
(Cost $97,004)		97,004

Investments Purchased with Collateral from Securities Lending - 3.9%
First American Government Obligations Fund, Class X, 5.265% (7)	34,292,688	34,292,688
Total Investments with Collateral from Securities Lending
(Cost $34,292,688)		34,292,688

Total Investments in Securities - 102.2%
(Cost $1,104,769,342)		906,762,742
Liabilities in Excess of Other Assets - (2.2)%		(19,263,848)
Total Net Assets - 100.0%		$887,498,894

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	The security is fair valued by the Valuation Designee.
(3)
This security or a portion of this security was out on loan as of September 30, 2023. Total loaned securities had a value of $33,507,334 or 3.8% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(4)	Rate represents the annualized effective yield to maturity from the purchase price.
(5)	Zero coupon security.
(6)	Does not round to (0.1)% or 0.1%, as applicable.
(7)	The rate shown is the annualized seven-day effective yield as of September 30, 2023.

RPAR Risk Parity ETF

SCHEDULE OF FUTURES CONTRACTS at September 30, 2023 (Unaudited)

The RPAR Risk Parity ETF had the following futures contracts outstanding with PhillipCapital Inc.

			Unrealized
	Number of	Notional	Appreciation	Notional
Long Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
10-Year U.S. Treasury Note Futures (12/19/2023)	1,486	$164,414,250	$(3,833,375)	$160,580,875
Ultra Long-Term U.S. Treasury Bond Futures (12/19/2023)	1,273	163,146,651	(12,057,463)	151,089,188
		$327,560,901	$(15,890,838)	$311,670,063

Summary of Fair Value Exposure at September 30, 2023 (Unaudited)

The RPAR Risk Parity ETF ( the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of September 30, 2023:

Description		Level 1	Level 2	Level 3		Total
Common Stocks (1)		$140,167,483	$–	$0	(2)	$140,167,483
Exchange Traded Funds		315,975,273	-	-		315,975,273
United States Treasury Obligations (3)		-	416,230,294	-		416,230,294
Short-Term Investments		97,004	-	-		97,004
Investments Purchased With Collateral From Securities Lending		34,292,688	-	-		34,292,688
Total Investments in Securities		$490,532,448	$416,230,294	$0		$906,762,742

Other Financial Instruments (4)
Interest Rate Contracts - Futures		$(15,890,838)	$–	$0		$(15,890,838)

	Common Stocks (2)
Balance as of December 31, 2022	$0
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of September 30, 2023	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at September 30, 2023:	$0

(1) See Schedule of Investments for industry breakout.
(2) The Level 3 securities (Common Stocks) are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

(3) See Schedule of Investments for the security type breakout.
(4) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.